Deposits from central banks and credit institutions (Tables)	12 Months Ended
Dec. 31, 2019
Deposits from central banks and credit institutions
Schedule of deposits from central banks and credit institutions
The detail, by classification, counterparty, type and currency, of Deposits from central banks and Deposits from credit institutions in the consolidated balance sheets is as follows:

Million euros
	2019	2018	2017
CENTRAL BANKS
Classification:
Financial liabilities held for trading	—	—	282
Financial liabilities designated at fair value through profit or loss	12,854	14,816	8,860
Financial liabilities at amortised cost	62,468	72,523	71,414
	75,322	87,339	80,556
Type:
Deposits on demand	5	5	5
Time deposits	67,424	82,797	78,801
Reverse repurchase agreements	7,893	4,537	1,750
	75,322	87,339	80,556
CREDIT INSTITUTIONS
Classification:
Financial liabilities held for trading	—	—	292
Financial liabilities designated at fair value through profit or loss	9,340	10,891	18,166
Financial liabilities at amortised cost	90,501	89,679	91,300
	99,841	100,570	109,758
Type:
Deposits on demand	9,136	6,154	6,444
Time deposits	61,406	53,422	54,158
Reverse repurchase agreements	29,115	40,873	49,049
Subordinated deposits	184	121	107
	99,841	100,570	109,758
Currency:
Euro	79,008	97,323	119,606
Pound sterling	18,129	19,301	14,820
US dollar	53,403	45,848	33,259
Brazilian real	13,022	18,657	16,485
Other currencies	11,601	6,780	6,144
TOTAL	175,163	187,909	190,314